Redeemable preferred shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Redeemable preferred shares
Schedule of issued and outstanding redeemable convertible preferred shares pre- and post-Rights Offering

	Class A	Class B	Class C	Class D	Class E	Class F	Total
Balance at December 31, 2024	22,397,515	37,324,661	7,946,281	22,602,822	77,760,008	12,796,134	180,827,421
Issuances	—	—	—	—	—	—	—
Balance at August 6, 2025	22,397,515	37,324,661	7,946,281	22,602,822	77,760,008	12,796,134	180,827,421
Balance post Rights Offering
Class A Series 1	7,558,992	—	—	—	—	—	7,558,992
Class A Series 2	—	6,737,332	—	—	—	—	6,737,332
Class A Series 3	—	—	1,886,380	—	—	—	1,886,380
Class A Series 4	—	—	—	3,003,862	—	—	3,003,862
Class A Series 5	—	—	—	—	32,857,618	—	32,857,618
Class A Series 6	—	—	—	—	3,872,438	—	3,872,438
Class A Series 7	—	—	—	—	—	93,637	93,637
New Class A Total							56,010,259
Converted to Common A shares	1,483,852	3,058,733	605,990	1,959,896	4,102,995	749,117	11,960,583

Summary of the Company's redeemable convertible preferred share features post Rights Offering

Features	Class A (Series 1-7)	Class B Series 1	Class B Series 2	Class B Series 3
Issued and outstanding	56,010,259	11,612,203	26,965,385	95,229,714
Convertible into	Class A Common shares	Class A Common shares	Class A Common shares	Class A Common shares
Conversion rate	1:1	1:1	1:1	1:1
Voting	Yes	Yes	Yes	Yes
Dividend	Only if paid on common shares. No fixed amount.	Only if paid on common shares. No fixed amount.	Only if paid on common shares. No fixed amount	Only if paid on common shares. No fixed amount
Redemption at option of holder	No	No	No	No
Liquidation/Deemed liquidation preference	1.0X	2.0X and participating	2.0X and participating	2.0X and participating
Original subscription price per share	Original subscription price	$1.587	$1.1903	$0.00001
Redemption minimum approval requirement	2/3 vote	2/3 vote	2/3 vote	2/3 vote
Redemption amount	Greater of liquidation preference or fair value	Greater of liquidation preference or fair value	Greater of liquidation preference or fair value	Greater of liquidation preference or fair value

Features	Class A (Series 1-7)	Class B Series 1	Class B Series 2	Class B Series 3
Issued and outstanding	56,010,259	11,612,203	26,965,385	95,229,750
Convertible into	Class A Common shares	Class A Common shares	Class A Common shares	Class A Common shares
Conversion rate	1:1	1:1	1:1	1:1
Voting	Yes	Yes	Yes	Yes
Dividend	Only if paid on common	Only if paid on common	Only if paid on common	Only if paid on common
	shares. No fixed	shares. No fixed	shares. No fixed	shares. No fixed
	amount.	amount.	amount.	amount.
Redemption at option of holder	No	No	No	No
Liquidation/Deemed liquidation preference	1.0X	2.0X and participating	2.0X and participating	2.0X and participating
Original subscription price per share	Original subscription price	$1.587	$1.1903	$0.00001

Redemption minimum approval requirement	2/3 vote	2/3 vote	2/3 vote	2/3 vote
Redemption amount	Greater of liquidation	Greater of liquidation	Greater of liquidation	Greater of liquidation
	preference or fair value	preference or fair value	preference or fair value	preference or fair value